Shareholder Report, Average Annual Return (Details)	4 Months Ended	12 Months Ended	31 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000234391
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Energy Transition & Infrastructure ETF (at NAV) $12,437
C000248822
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short Duration Income ETF (at NAV) $12,092
Without Sales Load [Member] | C000234391
Average Annual Return [Line Items]
Average Annual Return, Percent		44.69%	8.85%
Without Sales Load [Member] | C000248822
Average Annual Return [Line Items]
Average Annual Return, Percent		8.64%		2.38%	1.92%
Without Sales Load [Member] | C000250828
Average Annual Return [Line Items]
Average Annual Return, Percent	3.74%
Neuberger Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net) $12,372
Average Annual Return, Percent		32.79%	8.63%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $11,593
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Nueberger Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.14%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year U.S. Government/Credit Bond Index $11,672
Average Annual Return, Percent		6.25%		1.51%	1.56%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.85%